Environmental and other provisions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Disclosure of detailed information about changes in provisions [Table Text Block]
	Decommis- sioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performance share units[3]	Other[2]	Total
Balance, January 1, 2025	$296.9	$12.3	$9.6	$5.5	$6.4	$330.7
Net change in provision	26.2	0.9	11.5	16.0	9.5	64.1
Disbursements	(1.7)	(5.4)	(6.3)	(3.5)	(0.9)	(17.8)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	-	-	-	-	(5.5)	(5.5)
Unwinding of discount (note 6h)	11.1	-	-	-	-	11.1
Effect of change in discount rate	(25.9)	-	-	-	-	(25.9)
Effect of foreign exchange	11.8	0.7	0.3	0.3	0.4	13.5
Effect of change in share price	-	13.0	11.0	8.6	-	32.6
Balance, December 31, 2025	$318.4	$21.5	$26.1	$26.9	$9.9	$402.8
	Decommis- sioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performan- ce share units[3]	Other[2]	Total
Balance, January 1, 2024	$315.4	$8.7	$5.0	$2.6	$12.5	$344.2
Net additional provisions made	14.5	1.1	5.6	3.1	0.8	25.1
Disbursements	(2.1)	(1.6)	(2.2)	(0.9)	(4.8)	(11.6)
Reduction of obligation to renounce flow-through share-expenditures, net of provisions	-	-	-	-	(2.0)	(2.0)
Unwinding of discount (note 6h)	10.5	-	-	-	-	10.5
Effect of change in discount rate	(22.7)	-	-	-	-	(22.7)
Effect of foreign exchange	(18.7)	(1.1)	(0.5)	(0.4)	(0.1)	(20.8)
Effect of change in share price	-	5.2	1.7	1.1	-	8.0
Balance, December 31, 2024	$296.9	$12.3	$9.6	$5.5	$6.4	$330.7

Disclosure of detailed information about provisions [Table Text Block]
December 31, 2025	Decommis- sioning, restoration and similar liabilities	Deferred share units	Restricted share units	Performance share units	Other	Total
Current (note 16)	$20.6	$21.5	$20.5	$19.0	$8.6	$90.2
Non-current	297.8	-	5.6	7.9	1.3	312.6
	$318.4	$21.5	$26.1	$26.9	$9.9	$402.8
December 31, 2024	Decommis- sioning, restoration and similar liabilities	Deferred share units	Restricted share units	Performance share units	Other	Total
Current (note 16)	$4.0	$12.3	$6.4	$1.9	$5.3	$29.9
Non-current	292.9	-	3.2	3.6	1.1	300.8
	$296.9	$12.3	$9.6	$5.5	$6.4	$330.7